Warrants (Details) - Warrants [Member]	12 Months Ended
Dec. 31, 2023 $ / shares shares
Warrants Issued Beginning Balance	316,158
Weighted Average Exercise Price Beginning Balance | $ / shares	$ 0.4744455
Weighted Average Contract Terms Years	4 months 9 days
Granted
Exercised
Expired	(316,158)
Warrants Issued Ending Balance
Weighted Average Exercise PriceEnding Balance | $ / shares